11. TRADE AND OTHER RECEIVABLES (Details) - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Other Receivables
Trade receivables		CAD 61,177	CAD 51,480
Trade receivables due from related parties (Note 33)		82	77
Less: Allowance for doubtful accounts		(2,662)	(3,514)	CAD (3,779)
Net trade receivables		58,597	48,043
Other receivables		6,389	7,847
Other receivables due from related parties (Note 33)			(251)
Trade and other receivables	[1]	CAD 64,986	CAD 55,639

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.